Segment Information - Summary of Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Net premiums earned	$ 108,146	$ 161,724	$ 142,871	$ 159,351	$ 185,336	$ 175,802	$ 190,962	$ 251,947	$ 572,092	$ 804,047	$ 695,779
Fees and commission income	14,121	10,787	10,010	7,528	9,522	6,437	6,017	6,477	42,446	28,453	35,088
Net investment income	61,530	72,130	94,443	74,714	76,847	81,502	74,271	75,651	302,817	308,271	261,698
Net realized and unrealized gains	803,467	500,005	967,608	(629,061)	153,477	145,060	260,669	452,760	1,642,019	1,011,966	(407,532)
Other income (losses)	33,372	48,404	(1,087)	20,443	21,703	822	8,831	5,714	101,132	37,070	34,073
Total income	1,020,636	793,050	1,213,845	(367,025)	446,885	409,623	540,750	792,549	2,660,506	2,189,807	619,106
Net incurred losses and loss adjustment expenses	76,248	109,686	186,692	43,300	48,068	163,258	146,554	256,299	415,926	614,179	323,722
Acquisition costs	38,202	37,708	49,067	46,043	78,417	33,310	51,081	77,801	171,020	240,609	177,855
General and administrative expenses	142,394	115,828	144,830	98,427	116,780	97,365	100,676	98,263	501,479	413,084	348,786
EXPENSES									1,088,425	1,267,872	850,363
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES									1,572,081	921,935	(231,257)
Earnings (losses) from equity method investments	85,844	149,065	(8,790)	12,450	11,722	17,703	17,713	8,772	238,569	55,910	42,147
SEGMENT INCOME (LOSS)									1,810,650	977,845	(189,110)
Interest expense	(16,872)	(15,003)	(14,018)	(13,415)	(13,519)	(14,950)	(13,036)	(11,036)	(59,308)	(52,541)	(25,696)
Net foreign exchange gains	(15,018)	(8,156)	(5,158)	11,939	(12,186)	13,665	2,579	3,854	(16,393)	7,912	(2,644)
Income tax benefit (expense)	1,468	(13,915)	(16,652)	5,272	12,893	(13,465)	(7,698)	(4,102)	(23,827)	(12,372)	3,689
NET EARNINGS (LOSS) FROM CONTINUING OPERATIONS	819,214	641,819	788,638	(538,549)	202,530	118,643	241,997	357,674	1,711,122	920,844	(213,761)
Net earnings from discontinued operations, net of income taxes	15,441	4,031	(1,152)	(2,069)	(4,666)	7,916	(3,943)	8,068	16,251	7,375	1,489
NET EARNINGS (LOSS)	834,655	645,850	787,486	(540,618)	197,864	126,559	238,054	365,742	1,727,373	928,219	(212,272)
Net earnings (loss) attributable to noncontrolling interest	(3,131)	(21,912)	19,992	32,722	4,900	109	2,713	2,148	27,671	9,870	62,051
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR	831,524	623,938	807,478	(507,896)	202,764	126,668	240,767	367,890	1,755,044	938,089	(150,221)
Dividends on preferred shares	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(8,925)	(9,139)	(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS	$ 822,599	$ 615,013	$ 798,553	$ (516,821)	$ 193,839	$ 117,743	$ 231,842	$ 358,751	1,719,344	902,175	(162,354)
Legacy Underwriting
Segment Reporting Information [Line Items]
Net incurred losses and loss adjustment expenses									371,486	562,051	635,173
Operating Segments | Run-Off
Segment Reporting Information [Line Items]
Net premiums earned									58,695	168,496	9,427
Fees and commission income									19,462	18,293	16,466
Net investment income									0	0	0
Net realized and unrealized gains									0	0	0
Other income (losses)									112,948	48,309	36,224
Total income									191,105	235,098	62,117
Net incurred losses and loss adjustment expenses									(145,358)	(153,370)	(339,389)
Acquisition costs									20,177	73,642	4,006
General and administrative expenses									173,247	173,531	121,657
EXPENSES									48,066	93,803	(213,726)
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES									143,039	141,295	275,843
Earnings (losses) from equity method investments									0	0	0
SEGMENT INCOME (LOSS)									143,039	141,295	275,843
Operating Segments | Investments
Segment Reporting Information [Line Items]
Net premiums earned									0	0	0
Fees and commission income									0	0	0
Net investment income									269,832	266,826	229,012
Net realized and unrealized gains									1,627,526	974,199	(391,961)
Other income (losses)									0	0	0
Total income									1,897,358	1,241,025	(162,949)
Net incurred losses and loss adjustment expenses									0	0	0
Acquisition costs									0	0	0
General and administrative expenses									33,793	29,654	18,375
EXPENSES									33,793	29,654	18,375
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES									1,863,565	1,211,371	(181,324)
Earnings (losses) from equity method investments									238,569	55,910	42,147
SEGMENT INCOME (LOSS)									2,102,134	1,267,281	(139,177)
Operating Segments | Legacy Underwriting
Segment Reporting Information [Line Items]
Net premiums earned									513,397	635,551	686,352
Fees and commission income									22,984	10,160	18,622
Net investment income									32,985	41,445	32,686
Net realized and unrealized gains									14,493	37,767	(15,571)
Other income (losses)									3,865	469	(388)
Total income									587,724	725,392	721,701
Net incurred losses and loss adjustment expenses									371,486	562,051	635,173
Acquisition costs									150,843	166,967	173,849
General and administrative expenses									158,464	96,694	122,835
EXPENSES									680,793	825,712	931,857
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES									(93,069)	(100,320)	(210,156)
Earnings (losses) from equity method investments									0	0	0
SEGMENT INCOME (LOSS)									(93,069)	(100,320)	(210,156)
Corporate & Other
Segment Reporting Information [Line Items]
Net premiums earned									0	0	0
Fees and commission income									0	0	0
Net investment income									0	0	0
Net realized and unrealized gains									0	0	0
Other income (losses)									(15,681)	(11,708)	(1,763)
Total income									(15,681)	(11,708)	(1,763)
Net incurred losses and loss adjustment expenses									189,798	205,498	27,938
Acquisition costs									0	0	0
General and administrative expenses									135,975	113,205	85,919
EXPENSES									325,773	318,703	113,857
EARNINGS (LOSS) BEFORE INTEREST EXPENSE, FOREIGN EXCHANGE AND INCOME TAXES									(341,454)	(330,411)	(115,620)
Earnings (losses) from equity method investments									0	0	0
SEGMENT INCOME (LOSS)									(341,454)	(330,411)	(115,620)
Interest expense									(59,308)	(52,541)	(25,696)
Net foreign exchange gains									(16,393)	7,912	(2,644)
Income tax benefit (expense)									(23,827)	(12,372)	3,689
Net earnings from discontinued operations, net of income taxes									16,251	7,375	1,489
Net earnings (loss) attributable to noncontrolling interest									27,671	9,870	62,051
Dividends on preferred shares									(35,700)	(35,914)	(12,133)
NET EARNINGS (LOSS) ATTRIBUTABLE TO ENSTAR ORDINARY SHAREHOLDERS									$ (432,760)	$ (406,081)	$ (88,864)